RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS
Recently Adopted and Issued Accounting Standards

In May 2014, the FASB issued an update (ASU 2014-09, Revenue from Contracts with Customers) which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. Under the revised standard, an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU applies to all contracts with customers except those that are within the scope of other topics in the FASB Accounting Standards Codification. Certain of the ASU’s
provisions also apply to transfers of nonfinancial assets, including in-substance nonfinancial assets that are not an output of an entity’s ordinary activities, such as sales of property, plant, and equipment; real estate; or intangible assets. The ASU also requires significantly expanded disclosures about revenue recognition. For further detail, see Note 16 – Revenue Recognition.

In January 2016, the FASB issued an update (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of
Financial Assets and Financial Liabilities) which requires entities to measure many equity investments at fair value and recognize changes in fair value in net income. This update does not apply to equity investments that result in consolidation, those accounted for under the equity method and certain others, and will eliminate use of the available for sale classification for equity securities while providing a new measurement alternative for equity investments that do not have readily determinable fair values and do not qualify for the net asset value practical expedient. This update also requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. The guidance in this
ASU became effective in the first quarter of 2018 and did not have a material impact on the Consolidated Financial Statements.
At adoption, First Financial reclassified $0.2 million of net unrealized gain on AFS equity securities from AOCI to Retained Earnings. Additionally, in accordance with the guidance, the Company measured the fair value of its financial instruments as of December 31, 2018 using an exit price notion. For further detail, see Note 21 – Fair Value Disclosures.

In February 2016, the FASB issued an update (ASU 2016-02, Leases) which requires lessees to record most leases on their balance sheet and recognize leasing expenses in the income statement. Operating leases, except for short-term leases that are subject to an accounting policy election, will be recorded on the balance sheet for lessees by establishing a lease liability and corresponding right-of-use asset. The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted. First Financial plans to record a cumulative effect adjustment effective at the beginning of 2019 which will include approximately $62.5 million of lease assets and $68.1 million of related lease liabilities, but the adoption is not expected to have a material impact to net income.

In June 2016, the FASB issued an update (ASU 2016-13, Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments) which significantly changes how entities are required to measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. This update will replace the current incurred loss approach for estimating credit losses with an expected loss model for instruments measured at amortized cost, including loans and leases. Expected credit losses are required to be based on amortized cost and reflect losses expected over the remaining contractual life of the asset. Management is expected to consider any available information relevant to assessing the collectibility of contractual cash flows, such as information about past events, current conditions, voluntary prepayments and reasonable and supportable forecasts, when developing expected credit loss estimates.

In addition to the new framework for calculating the ALLL, this update requires allowances for AFS debt securities rather than a reduction of the security's carrying amount under the current other-than-temporary impairment model. This update also simplifies the accounting model for purchased credit-impaired debt securities and loans and will require new and updated footnote disclosures.

The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2019.
First Financial currently expects to recognize a one-time cumulative effect adjustment to the ALLL as of January 1, 2020. However, in April 2018, the federal banking regulators proposed transitional arrangements to permit banking organizations to phase in the day-one impact of the adoption of this standard on regulatory capital over a three year period. First Financial has formed an internal management committee and engaged a third party vendor to assist with the transition to the guidance set forth in this update. The committee is currently evaluating the impact of this update on First Financial’s Consolidated Financial Statements, but the ALLL is expected to increase upon adoption since the allowance will be required to cover the full expected life of the portfolio.  The extent of this increase is still being evaluated and will depend on economic conditions and the composition of the loan and lease portfolio at the time of adoption.

In August 2016, the FASB issued an update (ASU 2016-15 Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments) which may change how an entity classifies certain cash receipts and cash payments on its statement of cash flows to reduce diversity in practice. The update also provides guidance on when an entity should separate cash flows and classify them into more than one class and when an entity should classify the aggregate of those cash flows into a single class based on the predominance principle. The guidance in this ASU became effective in the first quarter of 2018 and did not have a material impact on the Consolidated Financial Statements.

In January 2017, the FASB issued an update (ASU 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment) which simplifies the subsequent measurement of goodwill by eliminating Step 2 from goodwill impairment testing. This update requires an entity to perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount, and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, with any loss recognized not to exceed the total amount of goodwill allocated to that reporting unit. Additionally, the update requires consideration of the income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable, and eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment. First Financial early adopted the provisions set forth in this update in 2017. Adoption of this update did not have a material impact on First Financial's Consolidated Financial Statements.

In March 2017, the FASB issued an update (ASU 2017-07, Compensation - Retirement Benefits (Topic 715), Improving the
Presentation of the Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost) which requires disaggregation of the service cost component from the other components of net benefit cost. This update also provides explicit guidance on how to present the service cost component and the other components of net benefit cost in the income statement and allows only the service cost component of net benefit cost to be eligible for capitalization. The guidance in this ASU became effective in the first quarter of 2018 and updated its footnote presentation accordingly. This updated did not have a material impact on the Consolidated Financial Statements. For further detail, see Note 15 - Employee Benefit Plans in the Notes to the Consolidated Financial Statements.

In March 2017, the FASB issued an update (ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities) which amends the amortization period for certain purchased callable debt securities held at a premium and shortens the amortization period for the premium to the earliest call date rather than as an adjustment of yield over the contractual life of the instrument. This update more closely aligns the amortization period of premiums and discounts to expectations incorporated in market pricing on the underlying securities, as in most cases, market participants price securities to the call date that produces the worst yield when the coupon is above current market rates (that is, the security is trading at a premium) and price securities to maturity when the coupon is below market rates (that is, the security is trading at a discount) in anticipation that the borrower will act in its economic best interest in an attempt to more closely align interest income recorded on bonds held at a premium or a discount with the economics of the underlying instrument. The guidance in this ASU will become effective for reporting periods, beginning after December 15, 2018, with early adoption permitted. First Financial is currently evaluating the impact of this update on its Consolidated Financial Statements.

In May 2017, the FASB issued an update (ASU 2017-09, Compensation - Stock Compensation (Topic 718), Scope of
Modification Accounting), which provides clarity and reduces the diversity in practice, cost and complexity when accounting for a change to the terms or conditions of a share-based payment award. The amendments in this update provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718 clarifying that an entity will not apply modification accounting to a share-based payment award if the award's fair value (or calculated value or intrinsic value), vesting conditions and classification as an equity or liability instrument are the same immediately before and after the change. The guidance in this ASU became effective in the first quarter of 2018 and did not have a material impact on the Consolidated Financial Statements.

In August 2017, the FASB issued an update (ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities) to better align financial reporting for hedging activities with the economic objectives of those activities. This update aligns certain aspects of hedge documentation, effectiveness assessments, accounting and disclosures, and expands permissible hedge strategies as of the date of adoption. The guidance in this ASU will become effective for reporting periods beginning after December 15, 2018, with early adoption permitted, and will require a modified retrospective transition method with recognition of the cumulative effect of the change on the opening balance of each affected component of equity. Amended disclosures will be required prospectively. First Financial is currently evaluating the impact of this update on its Consolidated Financial Statements and may reclassify securities from HTM to AFS as a result.
In February 2018, the FASB issued an update (ASU 2018-02, Income statement-Reporting Comprehensive Income:
Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income), which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminated the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. The amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, and the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not effected. The amendments in this update also require certain disclosures about stranded tax effects. The guidance in this ASU will become effective for reporting periods beginning after December 15, 2018, with early adoption permitted, and is applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. First Financial early adopted the provisions set forth in this update in the first quarter of 2018, and as a result, reclassified $4.9 million from accumulated other comprehensive income to retained earnings. There were no other income tax effects related to the Act that were reclassified as a result of the adoption of this update.